Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
Putnam BDC Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam BDC Income ETF (NAV)
Average Annual Return, Percent	2.30%	20.77%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	11.40%	18.77%
S&P BDC Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P BDC Index
Average Annual Return, Percent	1.80%	19.10%